Operating Lease (Tables)	12 Months Ended
Mar. 31, 2022
Operating lease [Abstract]
Schedule of operating lease related assets and liabilities
March 31, 2022
Rights of use lease assets	$242,665

Operating lease liabilities	$244,861

Schedule of weighted average remaining lease terms and discount rates
March 31, 2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.46
Weighted average discount rate	5%

Schedule of maturities of lease liabilities
Twelve months ended March 31, 2023	$106,173
Twelve months ended March 31, 2024	106,173
Twelve months ended March 31, 2025 and thereafter	44,239
Total lease payments	256,585
Less: imputed interest	(11,724)
Present value of lease liabilities	$244,861